Equity Method Investments (Details Textual) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Oct. 07, 2013	Dec. 31, 2014
Schedule of Equity Method Investments [Line Items]
Intangible Assets		$ 370
Identifiable Intangible Assets Amortized Period		3 years
Deconsolidation, Gain (Loss), Amount	$ 54